UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $    2,409,693
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALERE INC                    COM             01449J105   113522  3100000 SH       SOLE                 3100000      0    0
ALLIANCE ONE INTL INC        COM             018772103    28381  8786700 SH       SOLE                 8786700      0    0
ALLIED NEVADA GOLD CORP      COM             019344100   119490  3378300 SH       SOLE                 3378300      0    0
AUDIOVOX CORP                CL A            050757103     5870   776415 SH       SOLE                  776415      0    0
AVEO PHARMACEUTICALS INC     COM             053588109    91364  4433010 SH       SOLE                 4433010      0    0
BP PLC                       SPONSORED ADR   055622104   243595  5500000 SH       SOLE                 5500000      0    0
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN  106776107    48650  2500000 SH       SOLE                 2500000      0    0
CAPITALSOURCE INC            COM             14055X102    67403 10450000 SH       SOLE                10450000      0    0
CENTRAL PAC FINL CORP        COM NEW         154760409    25200  1800000 SH       SOLE                 1800000      0    0
ENZON PHARMACEUTICALS INC    COM             293904108    90459  9000878 SH       SOLE                 9000878      0    0
IDENIX PHARMACEUTICALS INC   COM             45166R204     6279  1255700 SH       SOLE                 1255700      0    0
ITURAN LOCATION AND CONTROL  SHS             M6158M104    23751  1685666 SH       SOLE                 1685666      0    0
MICROSOFT CORP               COM             594918104   312000 12000000 SH       SOLE                12000000      0    0
MULTIMEDIA GAMES HLDG CO INC COM             625453105    11489  2525000 SH       SOLE                 2525000      0    0
NEWS CORP                    CL A            65248E104   337185 19050000 SH       SOLE                19050000      0    0
PDL BIOPHARMA INC            COM             69329Y104    54370  9262325 SH       SOLE                 9262325      0    0
SYCAMORE NETWORKS INC        COM NEW         871206405     5004   225000 SH       SOLE                  225000      0    0
SYNERON MEDICAL LTD          ORD SHS         M87245102    46532  3836071 SH       SOLE                 3836071      0    0
THERAVANCE INC               COM             88338T104   287866 12961100 SH       SOLE                12961100      0    0
THERAVANCE INC               NOTE 3.000% 1/1 88338TAA2    56355 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                   COM             92552V100   434928 10051492 SH       SOLE                10051492      0    0